Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 53,242	$ (25,103)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	59,043	63,412
Amortization of deferred dry-docking costs	8,475	7,438
Amortization of loan fees	1,992	1,822
Interest expense on long - term receivable, net	40	227
Change in fair value of derivative instruments	(1,025)	(9,015)
(Gain) Loss on sale of vessels	(299)	5,817
Payments for dry-docking	(19,244)	(13,616)
(Increase) Decrease in:
Accounts receivable	(27,187)	(429)
Margin deposits	1,579	217
Inventories	(10,033)	(2,908)
Prepaid insurance and other	(1,263)	255
Capitalized voyage expenses	(629)	540
Increase (Decrease) in:
Payables	(2,658)	9,424
Accrued liabilities	13,458	(3,214)
Unearned revenue	(1,938)	(4,282)
Net Cash provided by Operating Activities	73,553	30,585
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(26,773)	(29,045)
Vessel acquisitions and/or improvements	(137,181)	(3,611)
Proceeds from sale of vessels	19,795	53,224
Net Cash (used in) provided by Investing Activities	(144,159)	20,568
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities	341,492	67,644
Financing costs	(3,842)	(623)
Payments of long-term debt and other financial liabilities	(237,105)	(154,142)
Purchase of treasury stock, net	0	(168)
Partial redemption of Class B preferred shares of subsidiary	(750)	0
Proceeds from stock issuance program and sale of treasury stock, net	33,429	13,974
Proceeds from preferred stock issuance program, net	192	5,619
Cash dividends	(18,211)	(16,318)
Net Cash provided by (used in) Financing Activities	115,205	(84,014)
Net increase (decrease) in cash and cash equivalents and restricted cash	44,599	(32,861)
Cash and cash equivalents and restricted cash at beginning of period	127,197	171,771
Cash and cash equivalents and restricted cash at end of period	171,796	138,910
Current Assets:
Cash and cash equivalents	161,148	128,851
Restricted cash	10,648	10,059
Total Cash and cash equivalents and restricted cash	$ 171,796	$ 138,910